RELATED PARTY BALANCES AND TRANSACTIONS - Revenue and Prepayments and other current assets (Details) - USD ($) $ in Thousands			6 Months Ended
	Mar. 11, 2024	May 13, 2022	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Receipts in advance			$ 38,530		$ 26,145
Interest income			15,202	$ 13,157
Proceed from settlement of related party loans			80,251
Related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Accounts Receivable			59,734		114,126
Receipts in advance			4,354		228
Salary and other expenses paid on behalf of related party			8,859	4,619
Term of loan		1 year
Loans to related parties			72,731
Interest income			11,765	9,317
Proceed from settlement of related party loans			62,136
Related party | Salary and other expenses | Prepayments and other current assets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount receivable from related party included in prepayments and other current assets			25,000		5,764
Related party | Unsecured loan to a related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Total principal amount	$ 354,000
Term of loan	5 years
Interest rate on loan	6.95%
Loans to related parties			72,731	0
Interest income			11,564	9,017
Interest included in loan receivable			368,564		351,486
Related party | Unsecured short term loans | Prepayments and other current assets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount receivable from related party included in prepayments and other current assets			4,779		4,706
Related party | Unsecured short term loan to a related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Loans to related parties			81	68
Related party | pertaining to purchase of vehicles, auto parts and peripheral products | Prepayments and other current assets
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Amount receivable from related party included in prepayments and other current assets			83,398		83,296
Related party | Provision of services
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues			231	16,685
Related party | Sales of goods
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Revenues			11,767	2,762
Accounts Receivable			59,734		114,126
Subsidiary | Unsecured loan to a related party
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Interest income			120	$ 232
Proceed from settlement of related party loans			$ 18,115
Interest included in loan receivable					$ 18,052